September 26, 2016

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re: Symetra Separate Account SL (811-04909)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2016 has been transmitted to contract owners accordingly.

We incorporate by reference the following semi-annual reports for the underlying funds:

Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Registration No.	811-07452
CIK No.:	0000896435
Fund:
Invesco V.I. American Franchise Fund (Series I Shares)
Invesco V.I. American Franchise Fund (Series II Shares)
Invesco V.I. Global Health Care Fund (Series I Shares)
Invesco V.I. Global Real Estate Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series II Shares)
Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Invesco V.I. Value Opportunities Fund (Series I Shares)

Accession No.:	0001193125-16-692915
Date of Filing:	2016-08-26

Filer/Entity:	ALPS Variable Investment Trust
Registration No.	811-21987
CIK No.:	0001382990
Fund:
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Morningstar Balanced ETF Asset Allocation Portfolio - Class I (61)
Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I

Accession No.:	0001398344-16-018059
Date of Filing:	2016-09-06

Filer/Entity:	American Century Variable Portfolios Inc.
Registration No.	811-05188
CIK No.:	0000814680
Fund:
American Century VP Balanced Fund Class I
American Century VP International Fund Class I
American Century VP Large Company Value Fund Class I
American Century VP Large Company Value Fund Class II
American Century VP Ultra® Fund Class I
American Century VP Ultra®Fund Class II
American Century VP Value Fund Class I

Accession No.:	0000814680-16-000233
Date of Filing:	2016-08-17

Filer/Entity:	American Century Variable Portfolios II Inc.
Registration No.	811-10155
CIK No.:	0001124155
Fund:	American Century VP Inflation Protection Fund Class I American Century VP Inflation Protection Fund Class II
Accession No.:	0001124155-16-000062
Date of Filing:	2016-08-17

Filer/Entity:	Calvert Variable Products, Inc.
Registration No.	811-04000
CIK No.:	0000743773
Fund:	Calvert VP Nasdaq - 100 Index Portfolio - Class I Calvert VP Russell 2000 Small Cap Index Portfolio - Class I Calvert VP S&P MidCap 400 Index Portfolio - Class I
Accession No.:	0000743773-16-000136
Date of Filing:	2016-08-24

Filer/Entity:	Calvert Variable Series Inc.
Registration No.	811-03591
CIK No.:	0000708950
Fund:	Calvert VP SRI Balanced Portfolio - Class I
Accession No.:	0000708950-16-000097
Date of Filing:	2016-08-24

Filer/Entity:	Deutsche Variable Series I
Registration No.	811-04257
CIK No.:	0000764797
Fund:	Deutsche CROCI® International VIP - Class A
Accession No.:	0000088053-16-002452
Date of Filing:	2016-08-22

Filer/Entity:	Deutsche Variable Series II
Registration No.	811-05002
CIK No.:	0000810573
Fund:	Deutsche Global Income Builder VIP - Class A
Accession No.:	0000088053-16-002453
Date of Filing:	2016-08-22

Filer/Entity:	Dreyfus Investment Portfolios
Registration No.	811-08673
CIK No.:	0001056707
Fund:	Dreyfus IP Technology Growth Portfolio - Initial Shares Dreyfus IP MidCap Stock Portfolio - Initial Shares
Accession No.:	0001056707-16-000034
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Socially Responsible Growth Fund Inc.
Registration No.	811-07044
CIK No.:	0000890064
Fund:	The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Accession No.:	0000890064-16-000032
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Stock Index Fund Inc.
Registration No.	811-05719
CIK No.:	0000846800
Fund:	Dreyfus Stock Index Fund, Inc. - Service Shares
Accession No.:	0000846800-16-000028
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Variable Investment Fund
Registration No.	811-05125
CIK No.:	0000813383
Fund:	Dreyfus VIF Appreciation Portfolio - Initial Shares Dreyfus VIF International Value Portfolio - Initial Shares Dreyfus VIF Quality Bond Portfolio - Initial Shares
Accession No.:	0000813383-16-000052
Date of Filing:	2016-08-12

Filer/Entity:	Federated Insurance Series
Registration No.	811-08042
CIK No.:	0000912577
Fund:	Federated High Income Bond Fund II - Primary Shares Federated Managed Volatility Fund II
Accession No.:	0001623632-16-003566
Date of Filing:	2016-08-24

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.	811-05583
CIK No.:	0000837274
Fund:
Franklin Founding Funds Allocation VIP Fund - Class 1
Franklin Income VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1
Franklin Small Cap Value VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 1

Accession No.:	0001193125-16-695385
Date of Filing:	2016-08-29

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.	811-05583
CIK No.:	0000837274
Fund:
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2

Accession No.:	0001193125-16-695391
Date of Filing:	2016-08-29

Filer/Entity:	JPMorgan Insurance Trust
Registration No.	811-07874
CIK No.:	0000909221
Fund:
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares

Accession No.:	0001193125-16-689477
Date of Filing:	2016-08-24

Filer/Entity:	Neuberger Berman Advisers Management Trust
Registration No.	811-04255
CIK No.:	0000736913
Fund:	Neuberger Berman AMT Guardian Portfolio - Class I Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class I Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
Accession No.:	0000898432-16-002861
Date of Filing:	2016-08-25

Filer/Entity:	PIMCO Variable Insurance Trust
Registration No.	811-08399
CIK No.:	0001047304
Fund:
PIMCO All Asset Portfolio - Administrative Class
PIMCO All Asset Portfolio - Advisor Class
PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class

Accession No.:	0001193125-16-692999
Date of Filing:	2016-08-26

Filer/Entity:	Pioneer Variable Contracts Trust /MA/
Registration No.	811-08786
CIK No.:	0000930709
Fund:
Pioneer Bond VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - Class I Shares
Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class II Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Pioneer Real Estate Shares VCT Portfolio - Class I Shares
Pioneer Real Estate Shares VCT Portfolio - Class II Shares
Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class II Shares

Accession No.:	0001265389-16-000043
Date of Filing:	2016-08-26

Filer/Entity:	Vanguard Variable Insurance Funds
Registration No.	811-05962
CIK No.:	0000857490
Fund:
Vanguard VIF - Balanced Portfolio
Vanguard VIF - Capital Growth Portfolio
Vanguard VIF - Diversified Value Portfolio
Vanguard VIF - Equity Income Portfolio
Vanguard VIF - Equity Index Portfolio
Vanguard VIF - High Yield Bond Portfolio
Vanguard VIF - International Portfolio
Vanguard VIF - Mid-Cap Index Portfolio
Vanguard VIF - REIT Index Portfolio
Vanguard VIF - Short-Term Investment-Grade Portfolio
Vanguard VIF - Small Company Growth Portfolio
Vanguard VIF - Total Bond Market Index Portfolio
Vanguard VIF - Total Stock Market Index Portfolio

Accession No.:	0000932471-16-014113
Date of Filing:	2016-08-26

Filer/Entity:	Variable Insurance Products Fund
Registration No.	811-03329
CIK No.:	0000356494
Fund:	Fidelity VIP Equity-Income Portfolio - Initial Class Fidelity VIP Growth Portfolio - Initial Class Fidelity VIP High Income Portfolio - Initial Class Fidelity VIP Overseas Portfolio - Initial Class
Accession No.:	0001379491-16-005337
Date of Filing:	2016-08-24

Filer/Entity:	Variable Insurance Products Fund II
Registration No.	811-05511
CIK No.:	0000831016
Fund:	Fidelity VIP Contrafund® Portfolio - Initial Class Fidelity VIP Index 500 Portfolio - Initial Class
Accession No.:	0001379491-16-005335
Date of Filing:	2016-08-24

Filer/Entity:	Variable Insurance Products III
Registration No.	811-07205
CIK No.:	0000927384
Fund:
Fidelity VIP Balanced Portfolio - Initial Class
Fidelity VIP Growth & Income Portfolio - Initial Class
Fidelity VIP Growth Opportunities Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Service Class 2

Accession No.:	0001379491-16-005308
Date of Filing:	2016-08-19

Filer/Entity:	Variable Insurance Products Fund V
Registration No.	811-05361
CIK No.:	0000823535
Fund:	Fidelity VIP Asset Manager Portfolio - Initial Class Fidelity VIP Asset Manager: Growth Portfolio - Initial Class Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Accession No.:	0001379491-16-005400
Date of Filing:	2016-08-26

Filer/Entity:	Variable Insurance Products Fund V
Registration No.	811-05361
CIK No.:	0000823535
Fund:	Fidelity VIP Government Money Market Portfolio - Initial Class
Accession No.:	0001379491-16-005316
Date of Filing:	2016-08-19

Filer/Entity:	Voya Investors Trust
Registration No.	811-05629
CIK No.:	0000837276
Fund:	VY JPMorgan Emerging Markets Equity Portfolio - Class I
Accession No.:	0001571049-16-018063
Date of Filing:	2016-09-07

Filer/Entity:	Voya Variable Portfolios Inc
Registration No.	811-07651
CIK No.:	0001015965
Fund:	Voya Global Equity Portfolio - Class S
Accession No.:	0001571049-16-018069
Date of Filing:	2016-09-07

Filer/Entity:	Wanger Advisors Trust
Registration No.	811-08748
CIK No.:	0000929521
Fund:	Wanger USA
Accession No.:	0001104659-16-142284
Date of Filing:	2016-08-31

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

Jacqueline M. Veneziani
Vice President and Associate General Counsel

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify us immediately. Thank you for your cooperation.

Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.

<logo>
Symetra Life Insurance Company
777 108th Avenue NE, Suite 1200
Bellevue, WA 98004-5135

Mailing Address: PO Box 34690
Seattle, WA 98124-1690

Phone 1-800-796-3872
TTY/TDD 1-800-833-6388

www.symetra.com

RE:     Notice of Regulatory Documents and Request that You Update Your Email Address

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents* available for viewing, but the email has been returned as undeliverable.

The portfolios affected by this mailing are:

* The regulatory documents may be either an Annual or Semi-Annual report. Generally, Annual reports are sent beginning in March, while the Semi-Annual reports are sent beginning in September.

You can view these regulatory documents on our website at www.symetra.com by completing the following instructions:

1.	Go to the Individuals & Families section:

•	Symetra Life Customers: www.symetra.com.

•	First Symetra Customers: www.symetra.com/newyork.

2.	From the Performance & Prospectus section, select your Symetra Life or First Symetra product and “Annual / Semi-Annual Reports”

3.	Select the portfolio from the “Select Fund” drop down list at the top of the page

4.	From the options at the top of the page, select Annual Report or Semi-Annual Report

5.	Repeat these steps for each portfolio.

If you wish to receive future regulatory documents by email, please go to www.symetra.com and select “LOG IN TO MY ACCOUNT” at the top of the screen. Once you have completed the LOG IN, select the Sign Up for Electronic Prospectus Delivery option and update your email address on the Electronic Document Delivery screen.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PDT or your registered representative.

Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York